Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.46%
Communication services: 8.09%
Diversified telecommunication services: 1.16%
AT&T Incorporated	65,434	$ 1,147,712
Verizon Communications Incorporated	40,213	1,681,306
		2,829,018
Entertainment: 1.27%
Activision Blizzard Incorporated	9,824	771,086
Netflix Incorporated †	2,337	522,460
Take-Two Interactive Software Incorporated †	7,614	933,172
The Walt Disney Company †	6,394	716,640
Warner Bros. Discovery Incorporated †	11,421	151,214
		3,094,572
Interactive media & services: 4.98%
Alphabet Incorporated Class A †	40,631	4,397,087
Alphabet Incorporated Class C †	43,215	4,716,917
Meta Platforms Incorporated Class A †	15,147	2,467,901
Pinterest Incorporated Class A †	11,046	254,500
TripAdvisor Incorporated †	11,156	265,513
		12,101,918
Media: 0.68%
Comcast Corporation Class A	31,861	1,153,050
Interpublic Group of Companies Incorporated	10,557	291,795
Omnicom Group Incorporated	2,894	193,609
		1,638,454
Consumer discretionary: 10.74%
Automobiles: 2.12%
Ford Motor Company	16,390	249,784
General Motors Company	13,846	529,056
Tesla Motors Incorporated †	15,903	4,383,026
		5,161,866
Diversified consumer services: 0.32%
Service Corporation International	12,675	782,174
Hotels, restaurants & leisure: 1.58%
Airbnb Incorporated Class A †	2,176	246,149
Boyd Gaming Corporation	9,351	508,975
Chipotle Mexican Grill Incorporated †	150	239,520
Darden Restaurants Incorporated	7,548	933,763
McDonald's Corporation	5,616	1,416,804
Starbucks Corporation	5,976	502,402
		3,847,613
Household durables: 0.45%
D.R. Horton Incorporated	3,910	278,197
Lennar Corporation Class A	3,778	292,606
PulteGroup Incorporated	12,889	524,067
		1,094,870
See accompanying notes to portfolio of investments

Allspring Disciplined Large Cap Portfolio  |  1

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Internet & direct marketing retail: 2.82%
Amazon.com Incorporated †	54,090	$ 6,856,989
Multiline retail: 0.48%
Target Corporation	7,232	1,159,579
Specialty retail: 2.07%
AutoNation Incorporated †	2,645	329,567
AutoZone Incorporated †	365	773,512
Best Buy Company Incorporated	4,923	348,007
Dick's Sporting Goods Incorporated «	2,074	220,611
Lowe's Companies Incorporated	4,791	930,125
The Home Depot Incorporated	7,555	2,179,013
The TJX Companies Incorporated	4,155	259,064
		5,039,899
Textiles, apparel & luxury goods: 0.90%
lululemon athletica Incorporated †	2,184	655,113
Nike Incorporated Class B	6,784	722,157
Tapestry Incorporated	10,145	352,336
Under Armour Incorporated Class A †	52,575	442,682
		2,172,288
Consumer staples: 6.18%
Beverages: 0.70%
Monster Beverage Corporation †	4,670	414,836
PepsiCo Incorporated	3,314	570,903
The Coca-Cola Company	11,595	715,527
		1,701,266
Food & staples retailing: 2.23%
Costco Wholesale Corporation	4,202	2,193,864
The Kroger Company	20,539	984,640
Walmart Incorporated	16,881	2,237,577
		5,416,081
Food products: 1.37%
Archer Daniels Midland Company	15,453	1,358,164
Bunge Limited	5,748	570,029
The Hershey Company	1,091	245,115
Tyson Foods Incorporated Class A	15,297	1,153,088
		3,326,396
Household products: 1.12%
The Procter & Gamble Company	19,850	2,738,109
Personal products: 0.11%
The Estee Lauder Companies Incorporated Class A	1,028	261,503
Tobacco: 0.65%
Altria Group Incorporated	14,314	645,848
Philip Morris International Incorporated	9,721	928,258
		1,574,106
See accompanying notes to portfolio of investments

2  |  Allspring Disciplined Large Cap Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Energy: 4.49%
Oil, gas & consumable fuels: 4.49%
Chevron Corporation	17,096	$ 2,702,194
ConocoPhillips	12,773	1,398,005
Diamondback Energy Incorporated	8,694	1,158,736
EOG Resources Incorporated	10,850	1,316,105
Exxon Mobil Corporation	34,024	3,252,354
Phillips 66	3,190	285,377
Valero Energy Corporation	6,749	790,443
		10,903,214
Financials: 10.75%
Banks: 3.21%
Bank of America Corporation	48,106	1,616,843
Bank OZK	14,435	585,051
Citigroup Incorporated	13,322	650,247
JPMorgan Chase & Company	22,357	2,542,662
Regions Financial Corporation	34,121	739,402
Signature Bank	1,484	258,750
US Bancorp	25,779	1,175,780
Wells Fargo & Company	5,516	241,104
		7,809,839
Capital markets: 1.96%
Bank of New York Mellon Corporation	8,205	340,754
CME Group Incorporated	2,218	433,863
Jefferies Financial Group Incorporated	28,619	918,384
KKR & Company Incorporated Class A	10,595	535,683
Northern Trust Corporation	8,391	797,900
The Carlyle Group Incorporated	8,297	269,901
The Charles Schwab Corporation	3,606	255,846
The Goldman Sachs Group Incorporated	3,660	1,217,572
		4,769,903
Consumer finance: 0.74%
Capital One Financial Corporation	9,871	1,044,549
Discover Financial Services	2,444	245,598
Synchrony Financial	15,825	518,269
		1,808,416
Diversified financial services: 1.86%
Apollo Global Management Incorporated	16,316	906,843
Berkshire Hathaway Incorporated Class B †	12,837	3,604,630
		4,511,473
Insurance: 2.78%
Arch Capital Group Limited †	19,561	894,329
Axis Capital Holdings Limited	10,253	544,947
Chubb Limited	2,591	489,829
Everest Reinsurance Group Limited	4,196	1,128,934
Fidelity National Financial Incorporated	6,635	259,429
Lincoln National Corporation	11,073	510,022
MetLife Incorporated	23,515	1,512,720
See accompanying notes to portfolio of investments

Allspring Disciplined Large Cap Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Insurance (continued)
Prudential Financial Incorporated	5,756	$ 551,137
W.R. Berkley Corporation	13,200	855,360
		6,746,707
Thrifts & mortgage finance: 0.20%
MGIC Investment Corporation	34,675	495,506
Health care: 13.61%
Biotechnology: 2.23%
AbbVie Incorporated	9,854	1,324,969
Exelixis Incorporated †	44,542	790,175
Moderna Incorporated †	4,446	588,072
United Therapeutics Corporation †	4,773	1,081,657
Vertex Pharmaceuticals Incorporated †	5,821	1,640,125
		5,424,998
Health care equipment & supplies: 1.66%
Abbott Laboratories	14,449	1,483,190
Edwards Lifesciences Corporation †	7,904	712,150
Intuitive Surgical Incorporated †	3,826	787,161
Medtronic plc	11,857	1,042,467
		4,024,968
Health care providers & services: 3.99%
AmerisourceBergen Corporation	8,402	1,231,397
CVS Health Corporation	18,353	1,801,347
Elevance Health Incorporated	1,484	719,903
McKesson Corporation	4,443	1,630,581
Molina Healthcare Incorporated †	3,658	1,234,099
UnitedHealth Group Incorporated	5,959	3,094,687
		9,712,014
Health care technology: 0.40%
Doximity Incorporated Class A †	4,810	159,644
Veeva Systems Incorporated Class A †	4,091	815,418
		975,062
Life sciences tools & services: 1.26%
Danaher Corporation	5,956	1,607,584
Thermo Fisher Scientific Incorporated	2,675	1,458,731
		3,066,315
Pharmaceuticals: 4.07%
Bristol-Myers Squibb Company	26,877	1,811,779
Eli Lilly & Company	1,898	571,735
Johnson & Johnson	21,354	3,445,254
Merck & Company Incorporated	18,719	1,597,854
Nektar Therapeutics †	64,472	254,020
Pfizer Incorporated	48,889	2,211,249
		9,891,891
See accompanying notes to portfolio of investments

4  |  Allspring Disciplined Large Cap Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Industrials: 8.70%
Aerospace & defense: 0.84%
General Dynamics Corporation	1,939	$ 443,895
Lockheed Martin Corporation	3,779	1,587,596
		2,031,491
Air freight & logistics: 1.50%
Expeditors International of Washington Incorporated	9,106	936,916
FedEx Corporation	5,448	1,148,493
United Parcel Service Incorporated Class B	8,039	1,563,666
		3,649,075
Airlines: 0.29%
Alaska Air Group Incorporated †	8,166	355,711
Southwest Airlines Company †	9,741	357,495
		713,206
Building products: 1.09%
Builders FirstSource Incorporated †	15,762	923,811
Masco Corporation	17,475	888,953
Owens Corning Incorporated	10,365	847,131
		2,659,895
Commercial services & supplies: 0.73%
Copart Incorporated †	5,187	620,625
Waste Management Incorporated	6,853	1,158,363
		1,778,988
Construction & engineering: 0.24%
Quanta Services Incorporated	4,178	590,351
Electrical equipment: 0.80%
Acuity Brands Incorporated	4,229	693,260
AMETEK Incorporated	2,759	331,521
Eaton Corporation plc	6,723	918,631
		1,943,412
Industrial conglomerates: 0.12%
Honeywell International Incorporated	1,466	277,587
Machinery: 1.58%
AGCO Corporation	4,801	521,917
Allison Transmission Holdings Incorporated	17,950	650,867
Crane Holdings Company	2,861	269,964
Cummins Incorporated	5,255	1,131,769
Parker-Hannifin Corporation	2,759	731,135
Snap-on Incorporated	2,444	532,450
		3,838,102
Road & rail: 1.01%
CSX Corporation	23,635	748,048
Ryder System Incorporated	4,711	360,109
Schneider National Incorporated Class B	36,953	844,746
Union Pacific Corporation	2,222	498,861
		2,451,764
See accompanying notes to portfolio of investments

Allspring Disciplined Large Cap Portfolio  |  5

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Trading companies & distributors: 0.50%
United Rentals Incorporated †	2,335	$ 681,913
W.W. Grainger Incorporated	948	526,083
		1,207,996
Information technology: 26.47%
Communications equipment: 1.24%
Arista Networks Incorporated †	6,582	789,050
Cisco Systems Incorporated	49,664	2,220,974
		3,010,024
Electronic equipment, instruments & components: 0.17%
Keysight Technologies Incorporated †	2,573	421,689
IT services: 4.05%
Accenture plc Class A	7,615	2,196,623
Amdocs Limited	4,291	366,752
Cognizant Technology Solutions Corporation Class A	9,985	630,752
EPAM Systems Incorporated †	1,253	534,405
MasterCard Incorporated Class A	6,089	1,975,089
PayPal Holdings Incorporated †	6,348	593,157
Snowflake Incorporated Class A †	2,847	515,165
Visa Incorporated Class A	15,342	3,048,609
		9,860,552
Semiconductors & semiconductor equipment: 4.57%
Advanced Micro Devices Incorporated †	6,542	555,220
Applied Materials Incorporated	12,945	1,217,736
Broadcom Incorporated	4,476	2,234,016
Enphase Energy Incorporated †	1,258	360,342
Intel Corporation	6,428	205,182
KLA Corporation	3,171	1,091,236
Micron Technology Incorporated	9,732	550,150
Monolithic Power Systems Incorporated	737	333,994
NVIDIA Corporation	17,782	2,684,015
ON Semiconductor Corporation †	4,408	303,138
Qualcomm Incorporated	11,972	1,583,536
		11,118,565
Software: 9.56%
Adobe Incorporated †	3,383	1,263,348
Atlassian Corporation plc Class A †	1,612	399,228
Bill.com Holdings Incorporated †	1,014	164,146
Cadence Design Systems Incorporated †	3,351	582,303
Fortinet Incorporated †	13,562	660,334
Intuit Incorporated	2,467	1,065,201
Microsoft Corporation	50,205	13,127,101
Oracle Corporation	18,617	1,380,451
Paycom Software Incorporated †	502	176,302
Roper Technologies Incorporated	1,397	562,404
Salesforce.com Incorporated †	5,962	930,787
ServiceNow Incorporated †	811	352,477
Synopsys Incorporated †	2,035	704,151
The Trade Desk Incorporated †	5,757	360,964
See accompanying notes to portfolio of investments

6  |  Allspring Disciplined Large Cap Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Software (continued)
VMware Incorporated Class A	5,373	$ 623,429
Zoom Video Communications Incorporated †	11,012	885,365
		23,237,991
Technology hardware, storage & peripherals: 6.88%
Apple Incorporated	100,527	15,804,855
HP Incorporated	32,003	918,806
		16,723,661
Materials: 2.62%
Chemicals: 1.15%
Celanese Corporation Series A	3,383	375,039
Dow Incorporated	5,886	300,186
LyondellBasell Industries NV Class A	10,031	832,573
Olin Corporation	7,858	429,518
Westlake Chemical Corporation	8,695	857,588
		2,794,904
Containers & packaging: 0.14%
Packaging Corporation of America	2,569	351,747
Metals & mining: 0.91%
Alcoa Corporation	7,780	384,954
Cleveland-Cliffs Incorporated †	32,804	566,525
Nucor Corporation	4,662	619,766
Reliance Steel & Aluminum Company	3,420	642,892
		2,214,137
Paper & forest products: 0.42%
Louisiana-Pacific Corporation	18,601	1,008,732
Real estate: 3.65%
Equity REITs: 3.65%
Alexandria Real Estate Equities Incorporated	2,949	452,377
AvalonBay Communities Incorporated	3,456	694,345
Extra Space Storage Incorporated	7,199	1,430,657
Gaming and Leisure Properties Incorporated	14,022	676,842
Host Hotels & Resorts Incorporated	13,665	242,827
Invitation Homes Incorporated	16,830	610,592
National Retail Properties Incorporated	8,080	362,792
Prologis Incorporated	10,484	1,305,363
Public Storage Incorporated	2,093	692,427
SBA Communications Corporation	1,587	516,172
Simon Property Group Incorporated	4,610	470,128
Store Capital Corporation	10,056	271,311
Weyerhaeuser Company	33,803	1,154,710
		8,880,543
Utilities: 3.16%
Electric utilities: 1.75%
Exelon Corporation	27,050	1,187,766
NextEra Energy Incorporated	6,391	543,618
NRG Energy Incorporated	24,400	1,007,232
See accompanying notes to portfolio of investments

Allspring Disciplined Large Cap Portfolio  |  7

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Electric utilities (continued)
PG&E Corporation	42,012	$ 518,008
The Southern Company	13,015	1,003,066
		4,259,690
Gas utilities: 0.26%
UGI Corporation	16,267	642,547
Independent power & renewable electricity producers: 0.38%
AES Corporation	35,983	915,767
Multi-utilities: 0.77%
Consolidated Edison Incorporated	2,195	214,539
DTE Energy Company	7,684	1,001,533
Sempra Energy	3,985	657,405
		1,873,477
Total Common stocks (Cost $173,995,718)		239,392,900

		Yield
Short-term investments: 1.30%
Investment companies: 1.30%
Allspring Government Money Market Fund Select Class ♠∞		2.09%	2,957,561	2,957,561
Securities Lending Cash Investments LLC ♠∩∞		2.39	210,425	210,425
Total Short-term investments (Cost $3,167,986)				3,167,986
Total investments in securities (Cost $177,163,704)	99.76%			242,560,886
Other assets and liabilities, net	0.24			593,004
Total net assets	100.00%			$243,153,890

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

8  |  Allspring Disciplined Large Cap Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,635,991	$10,459,554	$(14,137,984)	$0	$0	$2,957,561	2,957,561	$17,581
Securities Lending Cash Investments LLC	380,600	431,000	(601,175)	0	0	210,425	210,425	1,547#
				$0	$0	$3,167,986		$19,128

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	15	9-16-2022	$3,082,707	$2,967,375	$0	$(115,332)
See accompanying notes to portfolio of investments

Allspring Disciplined Large Cap Portfolio  |  9

Notes to portfolio of investments—August 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

10  |  Allspring Disciplined Large Cap Portfolio

Notes to portfolio of investments—August 31, 2022 (unaudited)

Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$19,663,962	$0	$0	$19,663,962
Consumer discretionary	26,115,278	0	0	26,115,278
Consumer staples	15,017,461	0	0	15,017,461
Energy	10,903,214	0	0	10,903,214
Financials	26,141,844	0	0	26,141,844
Health care	33,095,248	0	0	33,095,248
Industrials	21,141,867	0	0	21,141,867
Information technology	64,372,482	0	0	64,372,482
Materials	6,369,520	0	0	6,369,520
Real estate	8,880,543	0	0	8,880,543
Utilities	7,691,481	0	0	7,691,481
Short-term investments
Investment companies	3,167,986	0	0	3,167,986
Total assets	$242,560,886	$0	$0	$242,560,886
Liabilities
Futures contracts	$115,332	$0	$0	$115,332
Total liabilities	$115,332	$0	$0	$115,332
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of August 31, 2022, $507,605 was segregated as cash collateral for open futures contracts.

Allspring Disciplined Large Cap Portfolio  |  11

Notes to portfolio of investments—August 31, 2022 (unaudited)

For the three months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

12  |  Allspring Disciplined Large Cap Portfolio